Common shares	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Common shares	Common shares
Share capital as at June 30, 2023 (Successor) and December 31, 2022 (Successor) was as follows:

	Issued and fully paid share capital
	Shares	Par value each	$ thousands
As at January 1, 2022 and balance before reorganization and fresh start adjustments	100,384,435	0.10	10,038
Cancellation of Predecessor equity	(100,384,435)	0.10	(10,038)
Issuance of Successor common stock	49,999,998	0.01	500
As at February 22, 2022 (Predecessor)	49,999,998	0.01	500
As at February 23, 2022, December 31, 2022 and March 31, 2023 (Successor)	49,999,998	0.01	500
Shares issued to Aquadrill unitholders and equity award holders	29,866,505	0.01	299
As at June 30, 2023	79,866,503	0.01	799
Please refer to Note 3 - ''Chapter 11'' for further details on the changes to share capital in 2022.
In connection with the Aquadrill acquisition, Seadrill issued approximately 29.9 million shares to Aquadrill unitholders and equity award holders, representing approximately 37% of the post-Merger issued and outstanding Shares. Please refer to Note 29 - Business Combinations for further details.